Annual Fund Operating Expenses - Ashmore Emerging Markets Corporate Income ESG Fund	Feb. 28, 2021
Institutional
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.41%	[1]
Total Annual Fund Operating Expenses	2.26%
Fee Waiver and/or Expense Reimbursement	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%
Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.41%	[1]
Total Annual Fund Operating Expenses	2.51%
Fee Waiver and/or Expense Reimbursement	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%
Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.41%	[1]
Total Annual Fund Operating Expenses	3.26%
Fee Waiver and/or Expense Reimbursement	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87%

[1]	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
[2]	Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.12%, for the Fund’s Class C Shares exceed 1.87% and for the Fund’s Institutional Class Shares exceed 0.87% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.